Note 9 - Stockholders' Equity - Summary of Warrants (Details) - $ / shares	Mar. 31, 2020	Dec. 31, 2019
Series G Warrants [Member]
Exercise price (in dollars per share)	$ 25,440	$ 25,440
Number of warrants (in shares)	48	48
Series H Warrants [Member]
Exercise price (in dollars per share)	$ 1.15	$ 1.15
Number of warrants (in shares)	217,392	217,392
Series I Warrants [Member]
Exercise price (in dollars per share)	$ 15,000	$ 15,000
Number of warrants (in shares)	48	48